Geographical Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table reconciles oil and gas sales by country and product type:

($ millions) (1)	2020	2019
Canada
Crude oil sales	1,307.5	2,425.3
NGL sales	74.2	116.8
Natural gas sales	64.8	63.9
Total Canada	1,446.5	2,606.0
U.S.
Crude oil sales	218.6	667.9
NGL sales	17.3	34.2
Natural gas sales	9.8	27.9
Total U.S.	245.7	730.0
Total oil and gas sales	1,692.2	3,336.0
(1)Oil and gas sales are reported before realized derivatives.
The following table reconciles non-current assets by country:

($ millions)	2020	2019
Canada	5,520.6	8,121.9
U.S.	846.6	1,338.4
Total	6,367.2	9,460.3